Corporate, Administration and Other Expenditure	12 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Corporate, administration and other expenditure	Corporate, administration and other expenditure

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Professional and legal fees	128	104	92
Compliance and assurance costs	108	84	75
Corporate business development	383	73	38
Corporate office expenditure[1]	1 219	1 309	1 306
Other corporate and administration expenses	129	30	82
Total corporate, administration and other expenditure[1]	1 967	1 600	1 593
[1]Refer to note 38 for further detail on restatement.